Offsets	Oct. 22, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	AFS SenSub Corp.
Form or Filing Type	SF-3
File Number	333-275606
Initial Filing Date	Mar. 29, 2024
Fee Offset Claimed	$ 8,919.61
Security Type Associated with Fee Offset Claimed	Asset-Backed Securities
Security Title Associated with Fee Offset Claimed	Class A-1 Asset-Backed Notes, Series GMCAR 2025-3
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 58,260,000.00
Termination / Withdrawal Statement	The Registrant has completed the offering related to the unsold securities for which a filing fee of $46,661.83 was previously paid on July 3, 2025.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	AFS SenSub Corp.
Form or Filing Type	SF-3
File Number	333-275606
Initial Filing Date	Mar. 29, 2024
Fee Offset Claimed	$ 16,588.39
Security Type Associated with Fee Offset Claimed	Asset-Backed Securities
Security Title Associated with Fee Offset Claimed	Class A-2-A Asset Backed Notes and Class A-2-B Asset-Backed Notes, Series GMCAR 2025-3
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 108,350,000.00
Termination / Withdrawal Statement	The Registrant has completed the offering related to the unsold securities for which a filing fee of $46,661.83 was previously paid on July 3, 2025.
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	AFS SenSub Corp.
Form or Filing Type	SF-3
File Number	333-275606
Initial Filing Date	Mar. 29, 2024
Fee Offset Claimed	$ 16,588.39
Security Type Associated with Fee Offset Claimed	Asset-Backed Securities
Security Title Associated with Fee Offset Claimed	Class A-3 Asset-Backed Notes, Series GMCAR 2025-3
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 108,350,000.00
Termination / Withdrawal Statement	The Registrant has completed the offering related to the unsold securities for which a filing fee of $46,661.83 was previously paid on July 3, 2025.
Offset: 4
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	AFS SenSub Corp.
Form or Filing Type	SF-3
File Number	333-275606
Initial Filing Date	Mar. 29, 2024
Fee Offset Claimed	$ 3,077.31
Security Type Associated with Fee Offset Claimed	Asset-Backed Securities
Security Title Associated with Fee Offset Claimed	Class A-4 Asset-Backed Notes, Series GMCAR 2025-3
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 20,100,000.00
Termination / Withdrawal Statement	The Registrant has completed the offering related to the unsold securities for which a filing fee of $46,661.83 was previously paid on July 3, 2025.
Offset: 5
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	AFS SenSub Corp.
Form or Filing Type	SF-3
File Number	333-275606
Initial Filing Date	Mar. 29, 2024
Fee Offset Claimed	$ 768.56
Security Type Associated with Fee Offset Claimed	Asset-Backed Securities
Security Title Associated with Fee Offset Claimed	Class B Asset-Backed Notes, Series GMCAR 2025-3
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 5,020,000.00
Termination / Withdrawal Statement	The Registrant has completed the offering related to the unsold securities for which a filing fee of $46,661.83 was previously paid on July 3, 2025.
Offset: 6
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	AFS SenSub Corp.
Form or Filing Type	SF-3
File Number	333-275606
Initial Filing Date	Mar. 29, 2024
Fee Offset Claimed	$ 719.57
Security Type Associated with Fee Offset Claimed	Asset-Backed Securities
Security Title Associated with Fee Offset Claimed	Class C Asset-Backed Notes, Series GMCAR 2025-3
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 4,700,000.00
Termination / Withdrawal Statement	The Registrant has completed the offering related to the unsold securities for which a filing fee of $46,661.83 was previously paid on July 3, 2025.
Offset: 7
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	AFS SenSub Corp.
Form or Filing Type	SF-3
File Number	333-275606
Filing Date	Jul. 03, 2025
Fee Paid with Fee Offset Source	$ 46,661.83
Offset Note	The Registrant has completed the offering related to the unsold securities for which a filing fee of $46,661.83 was previously paid on July 3, 2025.